Consolidated statement of financial position - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 7,075,758	$ 6,311,744
Trade and other receivables, net	5,700,334	8,194,243
Inventories, net	5,658,099	5,100,407
Other financial assets	1,624,018	5,321,098
Current tax assets	1,518,807	1,031,307
Other assets	1,778,978	1,020,428
Current assets subtotal	23,355,994	26,979,227
Assets held for sale	8,467	51,385
Total current assets	23,364,461	27,030,612
Non-current assets
Trade and other receivables, net	786,796	755,574
Investment in associates and joint ventures	3,245,072	1,844,336
Property, plant and equipment	64,214,822	62,799,983
Natural and environmental resources	29,072,798	23,075,450
Right-of-use assets	456,225	0
Intangible assets	483,098	410,747
Deferred tax assets	6,809,347	3,879,427
Other financial assets	3,355,274	2,826,717
Goodwill	1,159,922	1,159,922
Other assets	942,481	860,730
Total non-current assets	110,525,835	97,612,886
Total assets	133,890,296	124,643,498
Current liabilities
Loans and borrowings	5,012,173	4,019,927
Trade and other payables	10,689,246	8,945,790
Provisions for employee benefits	1,929,087	1,816,882
Current tax liabilities	2,570,779	1,751,300
Accrued liabilities and provisions	789,297	814,409
Other liabilities	751,717	476,314
Total current liabilities	21,742,299	17,824,622
Non-current liabilities
Loans and borrowings	33,226,966	34,042,718
Trade and other payables	24,445	30,522
Provisions for employee benefits	9,551,977	6,789,669
Deferred tax liabilities	1,328,831	1,337,943
Non current tax liabilities	70,543	0
Accrued liabilities and provisions	9,128,991	6,939,603
Other liabilities	584,616	570,641
Total non-current liabilities	53,916,369	49,711,096
Total liabilities	75,658,668	67,535,718
Equity
Subscribed and paid in capital	25,040,067	25,040,067
Additional Paid in Capital	6,607,699	6,607,699
Reserves	3,784,658	5,138,895
Other comprehensive income	6,646,660	8,380,761
Retained earnings	12,334,706	9,970,492
Equity attributable to owners of parent	54,413,790	55,137,914
Non-controlling interest	3,817,838	1,969,866
Total equity	58,231,628	57,107,780
Total liabilities and equity	$ 133,890,296	$ 124,643,498